Material Partly-Owned Subsidiaries - Summary of Statements of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	₽ 114,937	₽ 68,856
Non-current assets	122,593	124,984
Current liabilities	(363,439)	(399,343)
Non-current liabilities	(21,369)	(25,168)
Total equity	(147,278)	(230,671)	₽ (233,597)	₽ (233,728)
Attributable to:
Equity shareholders of Mechel PAO	(162,943)	(244,289)
Non-controlling interests	15,665	13,618
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	35,037	75,693
Non-current assets	44,136	50,065
Current liabilities	(77,681)	(88,813)
Non-current liabilities	(19,821)	(68,469)
Total equity	18,329	31,524
Attributable to:
Equity shareholders of Mechel PAO	18,532	31,585
Non-controlling interests	(203)	(61)
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Current assets	5,686	4,582
Non-current assets	4,934	4,960
Current liabilities	(2,380)	(2,452)
Non-current liabilities	(179)	(153)
Total equity	(8,061)	(6,937)
Attributable to:
Equity shareholders of Mechel PAO	(5,816)	(5,006)
Non-controlling interests	(2,245)	(1,931)
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Current assets	136,471	66,066
Non-current assets	117,228	220,598
Current liabilities	(204,395)	(222,009)
Non-current liabilities	(5,787)	(27,780)
Total equity	(43,517)	(36,875)
Attributable to:
Equity shareholders of Mechel PAO	(40,762)	(34,534)
Non-controlling interests	(2,755)	(2,341)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Current assets	19,695	14,659
Non-current assets	5,252	5,022
Current liabilities	(8,320)	(6,201)
Non-current liabilities	(225)	(416)
Total equity	(16,402)	(13,064)
Attributable to:
Equity shareholders of Mechel PAO	(14,990)	(11,938)
Non-controlling interests	(1,412)	(1,126)
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Current assets	17,702	14,658
Non-current assets	33,309	32,797
Current liabilities	(2,151)	(3,346)
Non-current liabilities	(767)	(995)
Total equity	(48,093)	(43,114)
Attributable to:
Equity shareholders of Mechel PAO	(43,305)	(38,822)
Non-controlling interests	(4,788)	(4,292)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Current assets	14,682	12,549
Non-current assets	25,341	23,754
Current liabilities	(5,615)	(4,028)
Non-current liabilities	(211)	(185)
Total equity	(34,197)	(32,090)
Attributable to:
Equity shareholders of Mechel PAO	(30,785)	(28,889)
Non-controlling interests	(3,412)	(3,201)
Izhstal [member]
Disclosure of subsidiaries [line items]
Current assets	9,016	4,674
Non-current assets	3,754	3,811
Current liabilities	(12,015)	(12,873)
Non-current liabilities	(4,259)	(1,663)
Total equity	3,504	6,051
Attributable to:
Equity shareholders of Mechel PAO	3,160	5,452
Non-controlling interests	₽ 344	₽ 599